CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Direct sales, net	$ 19,405,793	$ 45,232,943	$ 136,416,423
Distribution sales, net	28,139,818	49,521,779	48,294,457
Total revenues, net	47,545,611	94,754,722	184,710,880
Cost of revenues:
Direct sales	13,388,423	24,352,882	57,445,266
Distribution sales	21,498,735	32,570,037	35,046,146
Total cost of revenues	34,887,158	56,922,919	92,491,412
Gross profit	12,658,453	37,831,803	92,219,468
Operating (expenses) income
Advertising expenses	(2,203,996)	(16,232,840)	(51,730,624)
Other selling and marketing expenses	(25,185,444)	(40,177,216)	(54,873,872)
General and administrative expenses	(27,839,081)	(28,417,373)	(30,680,912)
Other operating income, net	1,712,774	2,121,208	2,614,561
Total operating expenses	(53,515,747)	(82,706,221)	(134,670,847)
Loss from operations	(40,857,294)	(44,874,418)	(42,451,379)
Interest expense	(14,183)	(189,863)	(152,931)
Interest income	836,211	2,590,212	3,298,083
Other income (expense), net	195,355	(446,662)	249,324
Loss before income taxes and equity in losses of affiliates	(39,839,911)	(42,920,731)	(39,056,903)
Income tax expenses	(183,091)	(1,170,517)	(645,763)
Equity in losses of affiliates	(226,779)	(235,161)	(205,567)
Net loss	(40,249,781)	(44,326,409)	(39,908,233)
Net income (loss) attributable to noncontrolling interests	(91,127)	2,503	(12,355)
Net loss attributable to Acorn International, Inc. shareholders	$ (40,158,654)	$ (44,328,912)	$ (39,895,878)
Loss per ordinary share:
Basic and diluted	$ (0.51)	$ (0.54)	$ (0.47)
Shares used in calculating loss per ordinary share:
Basic and diluted	79,226,404	82,690,613	84,115,169
Includes share-based compensation related to:
General and administrative expenses	$ 71,333	$ 428,000	$ 446,412
General and Administrative Expense [Member]
Includes share-based compensation related to:
General and administrative expenses	$ 71,333	$ 428,000	$ 446,412